CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets
Intangible assets							$ 93
Property and equipment, net	$ 4,312		$ 4,675				5,174
Government grants receivable	22		209
Tax receivables, non-current	594
Leasehold deposits, non-current	160		156				191
Total non-current assets	5,089		5,040				5,458
Current assets
Prepayments and other receivables	3,350		2,791				1,138
Unpaid capital contributions	117
Government grants receivable, current			221				563
Tax receivables, current	781		789				838
Cash and cash equivalents	2,605		13,184		$ 17,853		32,166			$ 5,834	$ 9,559
Total current assets	6,853		16,985				34,705
TOTAL ASSETS	11,942		22,025				40,163
EQUITY AND LIABILITIES
Share capital	4,415		3,886	kr 24,139,413			3,755	kr 23,141,524	kr 19,198,668
Other reserves	82,614		77,076				79,114
Accumulated deficit	(89,763)		(72,659)				(50,432)
Total equity	(2,734)	$ 2,535	8,303		$ 13,548	$ (20,150)	32,437			$ 7,038	$ 9,362
Non-current liabilities
Lease liabilities, non-current	1,856		1,952				2,206
Borrowings, non-current	7,989		7,864				1,044
Provisions	143		144				153
Total non-current liabilities	9,988		9,960				3,403
Current liabilities
Lease liabilities, current	311		303				314
Warrant liability	252		573
Borrowings, current	150		136				126
Trade payables	2,608		2,085				2,848
Other payables	1,367		665				1,035
Total current liabilities	4,688		3,762				4,323
Total liabilities	14,676		13,722				7,726
TOTAL EQUITY AND LIABILITIES	$ 11,942		$ 22,025				$ 40,163